Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR, Class R, Class R6 and Class T Shares of the

Goldman Sachs Absolute Return Multi-Asset Fund (the “Fund”)

Supplement dated May 26, 2017 to the

Prospectus and Summary Prospectus, each dated February 28, 2017, as supplemented to date (the “Prospectuses”)

Effective immediately, the Annual Fund Operating Expenses table in the Fund’s Prospectuses is replaced as follows. There have been no changes to the Fund’s Total Annual Fund Operating Expenses or Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation.

The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Absolute Return Multi-Asset Fund—Summary—Fees and Expenses of the Fund” in the Prospectus and “Fees and Expenses of the Fund” in the Summary Prospectus:

	Class A		Class C	Institutional		Class IR		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%		0.85%	0.85%		0.85%		0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2,3]	1.60%		1.85%	1.45%		1.59%		1.60%		1.43%		1.60%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
All Other Expenses	1.60%		1.60%	1.45%		1.59%		1.60%		1.43%		1.60%
Acquired (Underlying) Fund Fees and Expenses	1.03%		1.03%	1.03%		1.03%		1.03%		1.03%		1.03%
Total Annual Fund Operating Expenses[4]	3.73%		4.48%	3.33%		3.47%		3.98%		3.31%		3.73%
Fee Waiver and Expense Limitation[5]	(2.25)%		(2.24)%	(2.25)%		(2.24)%		(2.24)%		(2.25)%		(2.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.48%		2.24%	1.08%		1.23%		1.74%		1.06%		1.48%

[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[5]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.104% of the Fund’s average daily net assets; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; and (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary at an annual rate of 0.42% of the Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Goldman Sachs Absolute Return Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR, Class R, Class R6 and Class T Shares of the

Goldman Sachs Absolute Return Multi-Asset Fund (the “Fund”)

Supplement dated May 26, 2017 to the

Prospectus and Summary Prospectus, each dated February 28, 2017, as supplemented to date (the “Prospectuses”)

Effective immediately, the Annual Fund Operating Expenses table in the Fund’s Prospectuses is replaced as follows. There have been no changes to the Fund’s Total Annual Fund Operating Expenses or Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation.

The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Absolute Return Multi-Asset Fund—Summary—Fees and Expenses of the Fund” in the Prospectus and “Fees and Expenses of the Fund” in the Summary Prospectus:

	Class A		Class C	Institutional		Class IR		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%		0.85%	0.85%		0.85%		0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2,3]	1.60%		1.85%	1.45%		1.59%		1.60%		1.43%		1.60%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
All Other Expenses	1.60%		1.60%	1.45%		1.59%		1.60%		1.43%		1.60%
Acquired (Underlying) Fund Fees and Expenses	1.03%		1.03%	1.03%		1.03%		1.03%		1.03%		1.03%
Total Annual Fund Operating Expenses[4]	3.73%		4.48%	3.33%		3.47%		3.98%		3.31%		3.73%
Fee Waiver and Expense Limitation[5]	(2.25)%		(2.24)%	(2.25)%		(2.24)%		(2.24)%		(2.25)%		(2.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.48%		2.24%	1.08%		1.23%		1.74%		1.06%		1.48%

[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[5]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.104% of the Fund’s average daily net assets; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; and (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary at an annual rate of 0.42% of the Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
Goldman Sachs Absolute Return Multi-Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.60%
Other Expenses	rr_OtherExpensesOverAssets	1.60%	[1],[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.73%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.25%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.48%	[3]
Goldman Sachs Absolute Return Multi-Asset Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.60%
Other Expenses	rr_OtherExpensesOverAssets	1.85%	[1],[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.48%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.24%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.24%	[3]
Goldman Sachs Absolute Return Multi-Asset Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.45%
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[1],[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.25%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.08%	[3]
Goldman Sachs Absolute Return Multi-Asset Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.59%
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[1],[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.47%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.24%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.23%	[3]
Goldman Sachs Absolute Return Multi-Asset Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.60%
Other Expenses	rr_OtherExpensesOverAssets	1.60%	[1],[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.98%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.24%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.74%	[3]
Goldman Sachs Absolute Return Multi-Asset Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.43%
Other Expenses	rr_OtherExpensesOverAssets	1.43%	[1],[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.25%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.06%	[3]
Goldman Sachs Absolute Return Multi-Asset Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.60%
Other Expenses	rr_OtherExpensesOverAssets	1.60%	[1],[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.73%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.25%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.48%	[3]

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[4]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.104% of the Fund’s average daily net assets; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; and (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary at an annual rate of 0.42% of the Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.